AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.7%
Long-Term Municipal Bonds – 90.3%
Alabama – 2.3%
County of Jefferson AL Series 2017 5.00%, 09/15/2033	$1,000	$1,198,630
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	3,000	3,491,580
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016A 5.00%, 02/01/2036	2,500	2,824,525
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042	3,010	3,601,615
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	20,000	22,812,400
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	1,855	2,060,775
5.25%, 05/01/2044(a)	2,680	3,045,043
Water Works Board of the City of Birmingham (The) Series 2015A 5.00%, 01/01/2033 (Pre-refunded/ETM)	2,115	2,472,118

		41,506,686

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	1,490	1,831,016
Series 2015A 6.625%, 09/01/2035	325	373,191

		2,204,207

Arizona – 2.5%
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/2033-12/01/2034	12,615	14,359,105
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 20192 - Class A 3.625%, 05/20/2033	5,269	5,707,194
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) 5.00%, 07/01/2040(a)	1,355	1,453,861
Maricopa County Special Health Care District Series 2018C 5.00%, 07/01/2034-07/01/2036	14,800	17,933,596

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023	$3,685	$4,115,003
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.00%, 10/01/2037(a)	1,200	1,290,180

		44,858,939

California – 9.4%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2035	10,550	12,394,984
Bay Area Toll Authority Series 2013S 5.00%, 04/01/2031 (Pre-refunded/ETM)	5,560	6,115,055
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,464,800
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2014U 5.00%, 05/01/2045	3,000	4,374,870
Series 2019V 5.00%, 05/01/2049	5,750	8,612,580
California Housing Finance (California Housing Finance) Series 20192 4.00%, 03/20/2033	580	650,355
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2035-05/15/2041	6,380	7,689,475
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	5,795	6,149,944
California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2041(a)	3,090	3,375,083
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2048(a)	785	911,754
Series 2016A 5.00%, 12/01/2041(a)	1,400	1,568,210
5.25%, 12/01/2056(a)	1,000	1,118,880
Series 2018A 5.50%, 12/01/2058(a)	1,090	1,278,080
City of Los Angeles CA Wastewater System Revenue Series 2013A 5.00%, 06/01/2033	9,310	10,213,815

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority Series 2021A 3.125%, 08/01/2056(a)	$1,000	$914,320
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	8,750	9,050,562
Hastings Campus Housing Finance Authority Series 2020A 5.00%, 07/01/2061	3,100	3,480,401
Los Angeles Department of Water Series 2013A 5.00%, 07/01/2031	9,115	9,887,496
Series 2013B 5.00%, 07/01/2032	1,900	2,103,433
Los Angeles Department of Water & Power Power System Revenue Series 2013B 5.00%, 07/01/2029-07/01/2030	15,630	17,301,004
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,036,712
Morongo Band of Mission Indians (The) Series 2018A 5.00%, 10/01/2042(a)	4,500	5,125,725
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 08/01/2023 (Pre-refunded/ETM)	630	676,551
Port of Los Angeles Series 2014A 5.00%, 08/01/2034	5,790	6,500,607
San Francisco City & County Airport Comm (San Francisco Intl Airport) Series 2019A 5.00%, 05/01/2049	17,000	20,369,570
State of California Series 2013 5.00%, 11/01/2029	8,000	8,954,160
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Zero Coupon, 06/01/2060	1,000	234,910
University of California Series 2013A 5.00%, 05/15/2030	1,720	1,892,258
5.00%, 05/15/2030 (Pre-refunded/ETM)	1,480	1,632,603

		166,078,197

Colorado – 0.7%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2018A 5.00%, 12/01/2031	820	1,010,806
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	3,950	4,780,922

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2049	$1,000	$1,231,450
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) 5.375%, 01/01/2041(a)	2,500	2,430,025
Park Creek Metropolitan District Series 2015A 5.00%, 12/01/2034	1,300	1,494,831
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2038	1,000	1,063,380

		12,011,414

Connecticut – 1.0%
State of Connecticut Series 2015B 5.00%, 06/15/2032	2,350	2,741,533
Series 2015F 5.00%, 11/15/2030-11/15/2031	4,500	5,320,235
State of Connecticut Special Tax Revenue 5.00%, 05/01/2038-05/01/2040	2,400	3,005,008
Series 2012 5.00%, 01/01/2029	6,445	6,971,428

		18,038,204

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	607,964

District of Columbia – 0.8%
Metropolitan Washington Airports Authority Series 2016A 5.00%, 10/01/2035	2,300	2,691,552
Series 2020A 4.00%, 10/01/2036-10/01/2039	9,500	10,949,295

		13,640,847

Florida – 5.0%
Bexley Community Development District Series 2016 4.70%, 05/01/2036	1,750	1,841,578
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,500	1,649,115
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,000	1,058,320
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) 4.25%, 06/01/2030(a)	1,585	1,601,849

	Principal Amount (000)	U.S. $ Value

City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2038	$1,000	$577,100
County of Broward FL Airport System Revenue Series 2019A 4.00%, 10/01/2044	1,210	1,341,515
5.00%, 10/01/2038	1,340	1,632,348
Series 2019C 2.384%, 10/01/2026	5,500	5,831,705
County of Lake FL (Waterman Communities, Inc.) 3.375%, 08/15/2026	1,900	1,910,355
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax) Series 2012B 5.00%, 10/01/2030 (Pre-refunded/ETM)	3,450	3,714,063
5.00%, 10/01/2031 (Pre-refunded/ETM)	6,000	6,459,240
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/2033	1,700	1,934,634
Series 2015A 5.00%, 10/01/2038	4,300	4,998,277
Florida Development Finance Corp. (Brightline Trains Florida LLC) 7.375%, 01/01/2049(a)	1,000	967,340
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020A 5.00%, 06/15/2050	1,000	1,120,810
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	1,125	1,288,159
Greater Orlando Aviation Authority Series 2017A 5.00%, 10/01/2031	1,200	1,454,676
Series 2019A 5.00%, 10/01/2049	5,000	5,999,700
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,493,994
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	120	121,466
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 05/01/2032	1,555	1,567,611
Miami-Dade County Expressway Authority Series 2014B 5.00%, 07/01/2031	3,750	4,233,712
North Broward Hospital District Series 2017B 5.00%, 01/01/2035	5,230	6,173,335

	Principal Amount (000)	U.S. $ Value

Orange County School Board (Orange County School Board COP) Series 2016C 5.00%, 08/01/2034	$5,000	$6,005,850
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020B 4.00%, 11/15/2041	250	285,050
Palm Beach County Health Facilities Authority (Baptist Health South Florida Obligated Group) 4.00%, 08/15/2049	2,965	3,303,188
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	635	642,010
Polk County Industrial Development Authority (Mineral Development LLC) 5.875%, 01/01/2033(a)	1,000	1,053,910
Sarasota County Health Facilities Authority (Village on the Isle) Series 2017A 5.00%, 01/01/2042	1,100	1,178,298
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	5,000	5,951,250
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) 4.00%, 08/01/2055	1,000	1,064,530
State Board of Administration Finance Corp. Series 2020A 1.258%, 07/01/2025	3,730	3,786,099
Series 2020A 1.705%, 07/01/2027	2,565	2,624,585
Tampa-Hillsborough County Expressway Authority Series 2017C 5.00%, 07/01/2048	2,795	3,285,131

		89,150,803

Georgia – 0.7%
Development Authority of Appling County (Oglethorpe Power Corp.) 1.50%, 01/01/2038	2,300	2,355,223
Development Authority of Burke County (The) (Oglethorpe Power Corp.) 1.50%, 01/01/2040	7,350	7,526,473
Municipal Electric Authority of Georgia 5.00%, 01/01/2037-01/01/2059	2,470	2,912,254

		12,793,950

Guam – 0.5%
Territory of Guam 5.00%, 11/15/2031	300	326,280
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	3,195	3,674,007

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	$1,135	$1,160,594
Series 2015D 5.00%, 11/15/2032-11/15/2035	3,775	4,224,739

		9,385,620

Hawaii – 1.1%
State of Hawaii Series 2016F 4.00%, 10/01/2031-10/01/2034	16,815	19,110,731

Illinois – 6.5%
Chicago Board of Education Series 2017D 5.00%, 12/01/2031	1,800	2,125,872
Series 2017G 5.00%, 12/01/2034	2,350	2,739,888
Series 2017H 5.00%, 12/01/2046	1,640	1,864,696
Series 2019A 5.00%, 12/01/2029-12/01/2030	1,660	2,009,712
Series 2019B 5.00%, 12/01/2030-12/01/2033	885	1,062,961
City of Chicago IL (Chicago IL SA Lakeshore East) Series 2003 6.75%, 12/01/2032	1,356	1,358,454
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/2032	7,745	8,193,048
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.44%, 05/15/2055	3,345	3,010,275
Series 2016C 2.00%, 05/15/2055(b) (c)	590	17,708
Illinois State Toll Highway Authority Series 2017A 5.00%, 01/01/2042	15,000	18,089,700
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015D 5.00%, 01/01/2034-01/01/2035	4,250	4,758,247
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	9,240	10,955,776
Series 2012B 5.00%, 12/15/2028	11,500	12,028,655
State of Illinois Series 2014 5.00%, 04/01/2030	2,680	2,902,333
Series 2017D 5.00%, 11/01/2026-11/01/2028	9,700	11,178,196
Series 2018A 5.00%, 10/01/2027	2,000	2,357,880

	Principal Amount (000)	U.S. $ Value

Series 2018B 5.00%, 10/01/2026	$10,000	$11,610,000
Series 2019B 4.00%, 11/01/2036-11/01/2037	14,460	15,617,304
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 03/01/2025	489	504,022
5.00%, 03/01/2036	2,320	2,405,794
Series 2015B 6.00%, 03/01/2036	697	735,119

		115,525,640

Indiana – 1.6%
Indiana Finance Authority (CWA Authority, Inc.) Series 2014A 5.00%, 10/01/2032-10/01/2034	12,320	14,071,497
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2044	1,930	2,060,758
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	1,136,407
Series 2020A 3.00%, 11/01/2030	1,295	1,356,357
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	3,720	3,414,588
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board) Series 2011K 5.00%, 06/01/2027	6,840	6,906,416

		28,946,023

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	2,505	2,776,642
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2020A 5.00%, 08/01/2040	4,000	5,184,680
Xenia Rural Water District Series 2016 5.00%, 12/01/2031-12/01/2041	5,375	6,149,468

		14,110,790

Kentucky – 1.0%
County of Trimble KY (Louisville Gas and Electric Co.) 1.30%, 09/01/2044	1,500	1,477,275

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017A 5.00%, 12/01/2047	$2,635	$2,781,058
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) 5.25%, 06/01/2050	3,015	3,217,216
Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	3,000	3,432,600
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030-10/01/2033	5,000	5,943,660

		16,851,809

Louisiana – 1.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033-10/01/2044	7,290	8,640,754
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)	20	24,193
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	1,730	2,015,485
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)	555	701,575
Series 20202 6.35%, 10/01/2040(a)	475	600,448
Parish of St. John the Baptist LA (Marathon Oil Corp.) 2.00%, 06/01/2037	480	486,278
2.10%, 06/01/2037	600	612,240
2.20%, 06/01/2037	365	374,446
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017C 5.00%, 05/01/2035-05/01/2036	9,120	11,214,363

		24,669,782

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2033	4,560	5,086,087

	Principal Amount (000)	U.S. $ Value

Maryland – 0.3%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017A 5.00%, 06/01/2035	$1,035	$1,180,832
Maryland Health & Higher Educational Facilities Authority (Peninsula Regional Health System Obligated Group) 4.00%, 07/01/2036-07/01/2037	665	765,181
5.00%, 07/01/2046	2,960	3,647,578

		5,593,591

Massachusetts – 1.4%
Massachusetts Development Finance Agency (Emerson College) 5.00%, 01/01/2048	1,180	1,364,694
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016A 5.00%, 07/15/2040	6,000	8,559,120
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,749,022
Series 2017L 5.00%, 07/01/2044	5,000	5,781,750
University of Massachusetts Building Authority (University of Massachusetts) Series 20201 5.00%, 11/01/2050	5,000	6,176,050

		24,630,636

Michigan – 2.8%
City of Detroit MI 5.00%, 04/01/2036	835	968,709
Series 2021A 5.00%, 04/01/2031	1,000	1,232,090
Series 2021B 1.817%, 04/01/2022	650	649,792
2.017%, 04/01/2023	375	374,670
2.189%, 04/01/2024	400	399,868
2.511%, 04/01/2025	500	500,595
3.644%, 04/01/2034	275	274,315
Detroit City School District Series 2012A 5.00%, 05/01/2027-05/01/2030	7,965	8,395,429
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) 5.00%, 05/15/2055	2,000	2,152,600
Michigan Finance Authority Series 2014 5.00%, 06/01/2034 (Pre-refunded/ETM)	2,000	2,284,640
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D4 5.00%, 07/01/2034	11,225	12,771,917

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) 2.366%, 09/01/2049	$5,000	$5,130,650
2.862%, 09/01/2049	5,000	5,126,900
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020A 3.267%, 06/01/2039	2,000	2,093,500
Series 2020B 5.00%, 06/01/2049	2,500	2,987,000
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2033	2,485	2,693,094
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(d)	2,000	1,386,540

		49,422,309

Minnesota – 0.4%
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.00%, 12/01/2040	3,000	3,041,670
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL 0.105%, 08/01/2028(e)	1,850	1,796,812
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015A 5.00%, 11/15/2040 (Pre-refunded/ETM)	1,000	1,201,140
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 20158 5.00%, 12/01/2030	1,000	1,167,180

		7,206,802

Missouri – 0.7%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 5.00%, 02/01/2042	2,695	2,981,802
Series 2019I 4.00%, 02/01/2042-02/01/2048	5,865	6,177,795
5.00%, 02/01/2048	400	464,144
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	365	409,857
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	1,485	1,615,621

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	$485	$487,798
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046(f)	2,210	774,605

		12,911,622

Nebraska – 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017A 5.00%, 09/01/2028	2,620	3,269,210
Omaha Public Power District Series 2014A 5.00%, 02/01/2032	2,775	3,098,593

		6,367,803

Nevada – 1.2%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	1,965	2,233,085
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	3,000	462,330
Clark County School District AGM Series 2019B 3.00%, 06/15/2036-06/15/2037	11,030	11,820,284
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2012B 5.00%, 07/01/2029	6,070	6,435,535
State of Nevada Department of Business & Industry 0.50%, 01/01/2050 (Pre-refunded/ETM)(a)	1,000	1,000,230

		21,951,464

New Hampshire – 0.3%
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 20201 4.125%, 01/20/2034	5,241	5,879,254

New Jersey – 7.8%
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,259,884
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2021G 5.25%, 09/01/2023(a) (g)	10,000	11,126,100

	Principal Amount (000)	U.S. $ Value

Series 2016B 5.50%, 06/15/2030	$5,840	$6,998,831
Series 2017D 5.00%, 06/15/2034-06/15/2035	3,560	4,150,794
Series 2019H 5.25%, 09/01/2022(a)	10,060	10,790,758
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,753,990
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,804,550
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2029	7,175	8,517,262
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2020A 4.00%, 06/15/2045	7,585	8,256,652
Series 2018A 5.00%, 12/15/2033-12/15/2035	2,640	3,163,157
New Jersey Turnpike Authority
Series 2014A 5.00%, 01/01/2033	4,750	5,397,853
Series 2015E 5.00%, 01/01/2033	11,000	12,674,750
Series 2016A 5.00%, 01/01/2033	8,500	10,113,300
Series 2017A 5.00%, 01/01/2034	5,000	6,026,750
Series 2020D 5.00%, 01/01/2028(g)	7,200	8,688,744
Series 2021B 0.897%, 01/01/2025	5,000	4,984,950
Series 2021B 2.782%, 01/01/2040	2,500	2,459,675
State of New Jersey 4.00%, 06/01/2030	4,500	5,353,155
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	11,255	12,996,148
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/2031	4,340	4,497,846

		138,015,149

	Principal Amount (000)	U.S. $ Value

New York – 16.2%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(a)	$7,315	$8,085,489
City of New York NY Series 2012G 5.00%, 04/01/2029 (Pre-refunded/ETM)	9,550	10,052,043
Series 2019B 4.00%, 10/01/2037-10/01/2040	9,480	10,750,053
Series 2020A 5.00%, 08/01/2030	11,000	14,481,830
Series 2020B 5.00%, 11/01/2026	10,500	12,907,020
Series 2021D 1.396%, 08/01/2027	5,255	5,216,376
Metropolitan Transportation Authority 4.00%, 11/15/2026	1,000	1,137,960
5.00%, 11/15/2027-11/15/2030	2,500	3,126,945
Series 2012F 5.00%, 11/15/2027	1,680	1,784,026
Series 2013B 5.00%, 11/15/2032 (Pre-refunded/ETM)	5,000	5,523,700
Series 2013E 5.00%, 11/15/2032	5,000	5,457,800
Series 2016A 4.00%, 11/15/2025	1,000	1,125,070
Series 2016D 5.00%, 11/15/2027-11/15/2031	6,000	7,053,280
Series 2017B 5.00%, 11/15/2024	1,755	2,004,017
Series 2017C 5.00%, 11/15/2023-11/15/2033	11,695	13,819,297
Series 2018B 5.00%, 11/15/2026	1,000	1,195,430
Series 2020D 5.00%, 11/15/2043	1,000	1,201,390
Series 2021A 4.00%, 11/15/2047	2,000	2,196,740
New York City Municipal Water Finance Authority Series 2014D 5.00%, 06/15/2035	4,000	4,561,520
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2036	14,800	18,133,404
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/2030	15,015	16,175,059
Series 2014B-1 5.00%, 08/01/2032	4,000	4,583,680
Series 2014D-1 5.00%, 02/01/2034	5,000	5,624,350
Series 2016B 5.00%, 08/01/2032	10,000	12,081,700

	Principal Amount (000)	U.S. $ Value

Series 2017 5.00%, 02/01/2036	$2,500	$3,018,850
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/2031	2,775	2,857,085
New York State Dormitory Authority Series 2012D 5.00%, 02/15/2029 (Pre-refunded/ETM)	705	737,056
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012D 5.00%, 02/15/2029	4,255	4,442,603
Series 2015E 5.00%, 03/15/2034	10,000	11,872,700
5.25%, 03/15/2033	2,000	2,404,700
Series 2020D 4.00%, 02/15/2036-02/15/2047	16,000	18,342,360
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2016A 5.00%, 10/01/2046	11,030	16,156,744
Series 2018A 5.00%, 10/01/2048	5,000	7,425,650
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) 2.75%, 09/01/2050	2,000	2,058,380
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016A 5.00%, 01/01/2034	2,070	2,450,052
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013A 5.00%, 03/15/2043	5,000	5,425,550
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 10/01/2030-01/01/2036	13,525	15,487,280
4.375%, 10/01/2045	1,000	1,143,270
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018A 4.75%, 11/01/2042(a)	3,235	3,385,201
Oneida County Local Development Corp. (Hamilton College) 5.00%, 07/01/2051	3,200	4,751,200
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030-09/01/2031	13,750	15,608,712
Triborough Bridge & Tunnel Authority Series 2020A 5.00%, 11/15/2054	2,000	2,491,840

		288,337,412

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.3%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	$5,000	$5,720,150

Ohio – 3.7%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	22,900	25,765,935
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/2031	2,345	2,468,183
City of Akron OH Income Tax Revenue Series 2014 5.00%, 12/01/2033 (Pre-refunded/ETM)	4,250	4,507,295
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2040	4,490	5,219,221
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	9,019,760
County of Hamilton OH (UC Health Obligated Group) 5.00%, 09/15/2050	3,045	3,710,850
Kent State University Series 2012A 5.00%, 05/01/2029 (Pre-refunded/ETM)	2,000	2,113,000
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	1,985	2,020,472
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	1,035	1,066,050
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020A 5.00%, 12/01/2038	1,095	1,416,777
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	1,090	1,122,700
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/2021	6,730	7,020,197

		65,450,440

Oklahoma – 0.1%
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023	785	786,146

	Principal Amount (000)	U.S. $ Value

Tulsa Airports Improvement Trust BAM Series 2015A 5.00%, 06/01/2035	$1,000	$1,115,300

		1,901,446

Oregon – 0.8%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020A 4.00%, 08/15/2050	5,000	5,625,700
Port of Portland OR Airport Revenue 5.00%, 07/01/2049	5,000	5,933,400
Tri-County Metropolitan Transportation District of Oregon Series 2011A 5.00%, 10/01/2027 (Pre-refunded/ETM)	3,000	3,083,850

		14,642,950

Other – 0.3%
Federal Home Loan Mortgage Corp. (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(a)	5,570	5,857,969

Pennsylvania – 3.3%
Bensalem Township School District Series 2013 5.00%, 06/01/2030 (Pre-refunded/ETM)	5,000	5,648,350
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) 5.00%, 07/01/2027(g)	1,000	1,168,930
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038-10/01/2043	7,350	8,000,966
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/2038	1,875	1,950,637
4.00%, 11/01/2036	335	388,453
Geisinger Authority (Geisinger Health System Obligated Group) 4.00%, 04/01/2039	3,820	4,408,586
5.00%, 04/01/2043	6,250	8,064,000
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) 5.00%, 11/15/2045	440	524,410
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	5,679,977
Pennsylvania Turnpike Commission Series 2019A 5.00%, 12/01/2038	2,655	3,309,803
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018B 5.00%, 12/01/2038-12/01/2039	4,500	5,521,995

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 06/01/2040	$3,100	$3,303,670
Philadelphia Gas Works Co. 5.00%, 08/01/2042	2,000	2,344,460
State Public School Building Authority Series 2012 5.00%, 04/01/2030 (Pre-refunded/ETM)	2,500	2,629,750
5.00%, 04/01/2031 (Pre-refunded/ETM)	4,000	4,207,600
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2031 (Pre-refunded/ETM)	1,685	1,923,748

		59,075,335

Puerto Rico – 1.3%
Commonwealth of Puerto Rico AGC Series 2001A 5.50%, 07/01/2029	100	120,400
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	1,895	2,308,944
NATL Series 2007V 5.25%, 07/01/2035	100	113,470
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	1,470	1,843,159
AGC Series 2007C 5.50%, 07/01/2031	190	235,735
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	3,930	4,845,779
NATL Series 2005L 5.25%, 07/01/2035	215	242,105
NATL Series 2007N 5.25%, 07/01/2032	315	353,052
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,940	4,068,050
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	650	719,914
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	1,595	1,317,629
Series 2019A 4.329%, 07/01/2040	1,504	1,614,018
5.00%, 07/01/2058	4,920	5,436,797

		23,219,052

South Carolina – 1.4%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2046	2,855	3,537,802

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018A 5.00%, 05/01/2048	$1,000	$1,158,300
South Carolina Public Service Authority Series 2016A 5.00%, 12/01/2036	4,750	5,646,468
Series 2016B 5.00%, 12/01/2036-12/01/2056	12,775	15,230,734

		25,573,304

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	2,785	2,827,945
5.125%, 12/01/2042(a)	1,325	1,334,288
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	840	955,208
5.00%, 08/01/2049	1,675	2,017,119
Memphis-Shelby County Airport Authority Series 2020B 5.00%, 07/01/2022-07/01/2025	10,750	12,000,585
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	5,100,300

		24,235,445

Texas – 6.9%
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016A 5.00%, 02/15/2033	1,410	1,641,677
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	10,700,640
Board of Regents of the University of Texas System Series 2020A 5.00%, 08/15/2050	1,000	1,512,090
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032-01/01/2034	4,250	4,874,954
Central Texas Turnpike System Series 2015C 5.00%, 08/15/2034	10,000	11,211,700
City of El Paso TX Water & Sewer Revenue Series 2014 5.00%, 03/01/2030	1,000	1,131,940
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,718,175

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	$505	$547,067
Series 2015B 5.00%, 07/15/2030	4,650	5,134,065
Series 2018 5.00%, 07/15/2028	1,300	1,498,029
Grand Parkway Transportation Corp. Series 2018A 5.00%, 10/01/2035-10/01/2036	17,860	22,148,503
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2044	1,785	2,025,172
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,500	4,792,410
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/01/2053	1,000	879,620
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	425	446,021
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,712,883
North Texas Tollway Authority Series 2011D 5.00%, 09/01/2030 (Pre-refunded/ETM)	7,500	7,679,550
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034-01/01/2035	15,585	17,875,506
Series 2015B 5.00%, 01/01/2034	1,700	1,951,209
Series 2016A 5.00%, 01/01/2036	1,000	1,162,790
AGC Zero Coupon, 01/01/2036	7,200	5,179,032
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/2022(b) (c)	2,210	1,000,025
Series 2015I 5.50%, 11/15/2045(b) (c)	1,670	755,675
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/2045	3,785	3,394,312

	Principal Amount (000)	U.S. $ Value

Series 2015B 5.00%, 11/15/2036	$1,850	$1,751,543
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	2,118	2,257,002
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014A 5.00%, 08/15/2032-08/15/2034	3,330	3,752,930

		121,734,520

Utah – 0.0%
Timber Lakes Water Special Service District 8.125%, 06/15/2031	35	35,610

Virginia – 0.3%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) 4.00%, 07/01/2038-07/01/2045	1,205	1,385,689
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	1,415	1,465,303
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) 5.00%, 01/01/2028	2,100	2,613,660

		5,464,652

Washington – 1.5%
Grays Harbor County Public Hospital District No. 2 5.00%, 12/15/2048	5,650	6,237,091
Port of Seattle WA 4.00%, 04/01/2044	2,175	2,392,630
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	7,415	8,974,819
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) 3.00%, 12/01/2034(a)	425	445,018
4.00%, 09/01/2045-09/01/2050	1,290	1,461,560
5.00%, 12/01/2027-12/01/2033(a)	1,915	2,410,350
5.00%, 09/01/2039-09/01/2050	2,080	2,603,588
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	1,650	1,640,644
Series 2019A 5.00%, 01/01/2055(a)	365	397,500

		26,563,200

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035	$2,340	$2,408,305
4.875%, 06/01/2049	2,000	2,059,100
West Virginia Economic Development Authority (Arch Resources, Inc.) 4.125%, 07/01/2045(g)	435	435,970

		4,903,375

Wisconsin – 1.5%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,300	2,460,425
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026	940	938,496
5.00%, 11/01/2046-11/01/2054	465	485,915
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) 4.00%, 12/15/2035-12/15/2038	1,295	1,483,388
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) 5.00%, 11/15/2041	500	601,140
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM 5.00%, 07/01/2044-07/01/2058	3,475	4,065,853
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035-01/01/2037	1,500	1,877,055
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	3,395	3,737,929
Series 2016B 5.00%, 12/01/2025	1,795	2,088,069
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM 5.00%, 07/01/2053	3,565	4,132,370
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(a)	3,465	3,710,738
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,000	1,125,170

		26,706,548

Total Long-Term Municipal Bonds (cost $1,523,240,966)		1,605,977,731

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 5.4%
Illinois – 1.1%
Illinois Finance Authority (Edward-Elmhurst Healthcare Obligated Group) 0.03%, 02/01/2040(h)	$19,300	$19,300,000

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2021	1,000	1,002,980
L’Anse Creuse Public Schools 0.03%, 05/01/2035(h)	1,400	1,400,000

		2,402,980

New York – 1.6%
County of Erie NY 3.00%, 06/24/2021	4,100	4,133,784
County of Nassau NY Series 2021B 2.00%, 12/10/2021	3,000	3,042,270
County of Westchester NY Series 2021B 2.00%, 10/18/2021	5,000	5,057,300
Metropolitan Transportation Authority Series 2015 0.03%, 11/01/2032(h)	1,100	1,100,000
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021	7,640	7,671,171
Town of Tonawanda NY 2.00%, 08/27/2021	8,000	8,071,120

		29,075,645

Pennsylvania – 0.2%
Philadelphia Gas Works Co. Series 2016A 0.03%, 09/01/2034(h)	2,900	2,900,000

Texas – 2.4%
State of Texas 4.00%, 08/26/2021	41,100	41,874,735

Total Short-Term Municipal Notes (cost $95,538,185)		95,553,360

Total Municipal Obligations (cost $1,618,779,151)		1,701,531,091

	Shares
SHORT-TERM INVESTMENTS – 3.5%
Investment Companies – 3.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(i) (j) (k) (cost $61,630,219)	61,630,219	61,630,219

Total Investments – 99.2% (cost $1,680,409,370)(l)		$1,763,161,310
Other assets less liabilities – 0.8%		14,382,562

Net Assets – 100.0%		$1,777,543,872

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	37,280	01/15/2028	1.230%	CPI#	Maturity	$2,902,173	$—	$2,902,173
USD	30,890	01/15/2028	0.735%	CPI#	Maturity	3,627,432	—	3,627,432
USD	10,715	01/15/2030	1.572%	CPI#	Maturity	668,023	—	668,023
USD	10,715	01/15/2030	1.587%	CPI#	Maturity	651,447	—	651,447
USD	5,850	02/15/2051	CPI#	2.290%	Maturity	151,503	—	151,503

						$8,000,578	$—	$8,000,578

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	65,560	02/15/2025	3 Month LIBOR	0.332%	Quarterly/Semi-Annual	$(830,061)	$—	$(830,061)
USD	32,500	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/Quarterly	26,561	—	26,561
USD	19,790	01/15/2030	0.913%	3 Month LIBOR	Semi-Annual/Quarterly	879,183	752,729	126,454
USD	19,790	01/15/2030	3 Month LIBOR	0.913%	Quarterly/Semi-Annual	(877,181)	—	(877,181)
USD	3,000	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/Quarterly	(28,524)	—	(28,524)

						$(830,022)	$752,729	$(1,582,751)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD 22,105	10/09/2029	1.120%	SIFMA*	Quarterly	$(214,519)	$—	$(214,519)
Citibank, NA	USD 22,105	10/09/2029	1.125%	SIFMA*	Quarterly	$(224,810)	$—	$(224,810)

						$(439,329)	$—	$(439,329)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $102,170,997 or 5.7% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/30/2005	$2,000,000	$1,386,540	0.08%

(e)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2021 and the aggregate market value of this security amounted to $1,796,812 or 0.10% of net assets.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of February 28, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046	12/18/2015	$2,221,100	$774,605	0.04%

(g)	When-Issued or delayed delivery security.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was 98,794,586 and gross unrealized depreciation of investments was $(10,064,147), resulting in net unrealized appreciation of $88,730,439.

As of February 28, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CFD – Community Facilities District

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,605,977,731	$—	$1,605,977,731
Short-Term Municipal Notes	—	95,553,360	—	95,553,360
Short-Term Investments	61,630,219	—	—	61,630,219

Total Investments in Securities	61,630,219	1,701,531,091	—	1,763,161,310
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	8,000,578	—	8,000,578
Centrally Cleared Interest Rate Swaps	—	905,744	—	905,744
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(1,735,766)	—	(1,735,766)
Interest Rate Swaps	—	(439,329)	—	(439,329)

Total	$61,630,219	$1,708,262,318	$—	$1,769,892,537

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2021 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$38,632	$414,815	$391,817	$61,630	$18